Provisions - Summary of Provisions Reconciliation (Detail)	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 572,000,000
Additional provisions	289,000,000
Provisions released	(25,000,000)
Utilisation and other	(382,000,000)
Recharge	10,000,000
Ending balance	464,000,000
Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	323,000,000
More than One Year
Disclosure of other provisions [line items]
Ending balance	141,000,000
PPI
Disclosure of other provisions [line items]
Beginning balance	189,000,000
Additional provisions	0
Provisions released	0
Utilisation and other	(113,000,000)
Recharge	0
Ending balance	76,000,000
PPI | Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	76,000,000
PPI | More than One Year
Disclosure of other provisions [line items]
Ending balance	0
Other products
Disclosure of other provisions [line items]
Beginning balance	25,000,000
Additional provisions	0
Provisions released	(15,000,000)
Utilisation and other	(2,000,000)
Recharge	0
Ending balance	8,000,000
Other products | Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	2,000,000
Other products | More than One Year
Disclosure of other provisions [line items]
Ending balance	6,000,000
FSCS And Bank Levy
Disclosure of other provisions [line items]
Beginning balance	46,000,000
Additional provisions	72,000,000
Provisions released	0
Utilisation and other	(94,000,000)
Recharge	10,000,000
Ending balance	34,000,000
FSCS And Bank Levy | Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	34,000,000
FSCS And Bank Levy | More than One Year
Disclosure of other provisions [line items]
Ending balance	0
Vacant Property
Disclosure of other provisions [line items]
Beginning balance	59,000,000
Additional provisions	9,000,000
Provisions released	(6,000,000)
Utilisation and other	(16,000,000)
Recharge	0
Ending balance	46,000,000
Vacant Property | Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	25,000,000
Vacant Property | More than One Year
Disclosure of other provisions [line items]
Ending balance	21,000,000
Off- balance sheet ECL
Disclosure of other provisions [line items]
Beginning balance	78,000,000
Additional provisions	0
Provisions released	(3,000,000)
Utilisation and other	0
Recharge	0
Ending balance	75,000,000
Off- balance sheet ECL | Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	75,000,000
Off- balance sheet ECL | More than One Year
Disclosure of other provisions [line items]
Ending balance	0
Regulatory and other
Disclosure of other provisions [line items]
Beginning balance	175,000,000
Additional provisions	208,000,000
Provisions released	(1,000,000)
Utilisation and other	(157,000,000)
Recharge	0
Ending balance	225,000,000
Regulatory and other | Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	111,000,000
Regulatory and other | More than One Year
Disclosure of other provisions [line items]
Ending balance	£ 114,000,000